PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
NOTE 8:-       PROPERTY AND EQUIPMENT

	December 31,
	2011	2010

Cost:

Lab equipment	$10,841	$9,270
Computers and peripheral equipment	7,604	6,535
Office furniture and equipment	439	419
Leasehold improvements	596	527

	19,480	16,751
Accumulated depreciation:

Lab equipment	7,814	6,466
Computers and peripheral equipment	5,687	4,549
Office furniture and equipment	241	213
Leasehold improvements	386	330

	14,128	11,558

Depreciated cost	$5,352	$5,193

Depreciation expense for the years ended December 31, 2011, 2010 and 2009 were $ 2,754, $ 2,577 and $ 2,468, respectively.